STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - shares		3 Months Ended	7 Months Ended
	Sep. 03, 2020	Mar. 31, 2021	Dec. 31, 2020
IPO
Number of shares issued	33,421,570	33,421,570	33,421,570
Private Placement
Number of warrants issued		9,700,000	9,700,000